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                              SEI TAX EXEMPT TRUST
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(j)

SEI Tax Exempt Trust (the "Trust") hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A (File Nos. 2-76990 and 811-3447) which was filed electronically on December 30, 2002 (Accession No. 0001047469-02-008648).




SEI Tax Exempt Trust


By:  /s/Timothy D. Barto
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Title: Vice President
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Date:  December 31, 2002
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